Prepayments and other current assets - Schedule of Prepayments and Other Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2018		Jun. 30, 2018	Dec. 31, 2017
Current portion:
Advance to suppliers	[1]	$ 3,021			$ 672
Interest-free loans to employees	[2]	3,616			3,670
Advance to employees for business purposes		180			503
Interest receivable		0			313
Rental and other deposits		2,604			1,232
Prepaid management insurance		192			161
Receivable from Nesound		0			181
Prepayment for taxation		69			12
Others		554			122
Total of prepayments and other current assets		10,236			6,866
Non-current portion:
Low-interest loans to employees, non-current portion		593			416
Prepayment for investment		0	[3]	$ 1,469,000	1,469	[3]
Total of long-term prepayments and other assets		$ 593			$ 1,885

[1]	Advances to suppliers primarily include prepaid rental expenses, service fee and license costs.
[2]	The Group had entered into loan contracts with certain employees as at December 31, 2017 and 2018, under which the Group provided interest-free loans or low-interest loans to these employees. The loan amounts vary amongst different employees from repayable on demand to repayable in equal installments on a monthly basis over the term 8 to 10 years. The balances classified as current represented loan amounts are repayable on demand or repayable within the next twelve months from the balance sheet date.
[3]	The Group paid USD 1,469,000 to Henan Zhaoteng Investment Co., Ltd. for acquisition of an audio visual license from Henan Tourism in 2017, which was used for payment of purchase consideration when the transaction was completed in June 2018.